Share capital and other equity - Ordinary shares (Details) - GBP (£)					5 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 16, 2023	May 22, 2023	Feb. 06, 2019	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 28, 2023	Mar. 28, 2023	Feb. 17, 2023	Aug. 25, 2022
Date of approval
Par value	£ 1.0769				£ 1.0769	£ 1.0769	£ 1.0769
Own shares held | Share awards and options
Date of approval
Par value							£ 1.0769
Shares held in treasury	12,000,000				12,000,000	12,000,000	13,000,000
On Market Share Buyback Programme
Date of approval
Maximum number of ordinary shares purchased under Programme											1,122,905,024
2022 Authority
Date of approval
Number of own shares purchased		301,380,053
Nominal value of own shares purchased		£ 324,563,134
Purchase price per share		£ 2.654456
Consideration paid for repurchase of own shares		£ 799,999,997.76
Percentage of issued shares repurchased		3.16%
Maximum number of ordinary shares purchased under Programme		966,778,930							966,284,391
Maximum amount for share buy back programme										£ 800,000,000
2023 Authority
Date of approval
Number of own shares purchased					158,956,435
Nominal value of own shares purchased					£ 171,183,853
Purchase price per share	£ 2.176375
Consideration paid for repurchase of own shares	£ 345,948,738
Percentage of issued shares repurchased	1.75%
Maximum number of ordinary shares purchased under Programme			919,858,922
Maximum amount for share buy back programme								£ 500,000,000
Off Market Share Buyback Programmes
Date of approval
Number of own shares purchased			469,200,081
Nominal value of own shares purchased			£ 505,292,395
Purchase price per share			£ 2.684
Number of treasury stock, shares cancelled			336,200,081
Consideration paid for repurchase of own shares			£ 1,259,333,017
Percentage of issued shares repurchased			4.95%
Shares held in treasury			133,000,000
Ordinary shares
Date of approval
Par value	£ 1.076923076923077				£ 1.076923076923077	£ 1.076923076923077
Authorized share capital	£ 0				£ 0	£ 0
Authorized share capital granted	£ 520,573,270				£ 520,573,270	£ 520,573,270
Shares held in treasury	187,000,000				187,000,000	187,000,000
Interim dividend paid						£ 491,000,000	£ 364,000,000
Interim dividend per share						£ 0.055	£ 0.035
Final dividend recommended	£ 1,000,000,000.0				£ 1,000,000,000.0	£ 1,000,000,000.0	£ 1,000,000,000.0
Final dividend recommended, per share	£ 0.115				£ 0.115	£ 0.115	£ 0.100
Ordinary shares | Off Market Share Buyback Programmes
Date of approval
Percentage of outstanding ordinary share capital that company is authorized to repurchase in any 12-month period through off-market transactions				4.99%